Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2016	Jul. 31, 2015	Jan. 31, 2015	Jul. 31, 2014
Related Party Transactions Details Narrative
Advanced form related party transactions		$ 24,500
Inferred interest on related party debt	$ 1,525	516
Due to related parties	$ 11,730	$ 24,590	$ 24,590